Fair Value Measurements - Schedule of Change in Level 3 Liabilities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Conversion of Stock [Line Items]
Beginning balance	¥ 0		¥ 0
Initial recognition upon the extinguishment of the Series A Preferred Shares and the issuance of Series B-2 Preferred Shares as of March 8, 2018			892,334
Fair value loss on derivative liabilities	0	$ 0	2,285,223	¥ 0
Foreign exchange			11,270
Derecognition of derivative liabilities upon the completion of the IPO			(3,188,827)
Ending balance			0	0
Series A Preferred Shares [Member]
Conversion of Stock [Line Items]
Beginning balance	0		0
Initial recognition upon the extinguishment of the Series A Preferred Shares and the issuance of Series B-2 Preferred Shares as of March 8, 2018			572,237
Fair value loss on derivative liabilities			628,298
Foreign exchange			4,573
Derecognition of derivative liabilities upon the completion of the IPO			(1,205,108)
Ending balance			0	0
Series B-2 Preferred Shares [Member]
Conversion of Stock [Line Items]
Beginning balance	¥ 0		0
Initial recognition upon the extinguishment of the Series A Preferred Shares and the issuance of Series B-2 Preferred Shares as of March 8, 2018			320,097
Fair value loss on derivative liabilities			1,656,925
Foreign exchange			6,697
Derecognition of derivative liabilities upon the completion of the IPO			(1,983,719)
Ending balance			¥ 0	¥ 0